Other Non-Current Liabilities	12 Months Ended
Dec. 31, 2023
Schedule Of Detailed Information About Other Long Term Liabilities [Abstract]
Other Non-Current Liabilities	OTHER NON-CURRENT LIABILITIES

	Note	December 31, 2023	December 31, 2022
Equipment financing arrangement	17(a)	$27,158	$8,518
Lease liabilities	18(b)	20,385	14,079
Provision for legal matters	33(a)	7,790	9,197
Cash-settled share-based payments	19(c)(i),(ii)	3,046	1,479
Other liabilities		13,156	5,254
		$71,535	$38,527
(a)Equipment financing arrangement
On December 7, 2022, Greenstone entered into a financing arrangement with a lender whereby the lender agrees to finance 90% of the cost of new mobile equipment purchased by Greenstone from certain dealers approved by the lender (the “Equipment Facility”). The Equipment Facility provides Greenstone with financing for up to $100.0 million of total qualifying equipment purchases for use in the construction and development of the Greenstone project and expires on December 31, 2024. Amounts drawn are subject to fixed interest rates determined at the time of draw based on the current U.S. treasury rate, the applicable spread based on the Bloomberg U.S. Index and a margin of 3.75%. Amounts owing under the Equipment Facility are repayable quarterly over a period of six years from the date funds are received by Greenstone for each equipment purchase. Upon receipt of funds, Greenstone is required to pay the lender a refundable security deposit, equal to 10% of the cost of the applicable equipment purchase, which will be refunded by the lender 12 months after Greenstone is operating at levels as intended by management.
At December 31, 2023, the carrying amount of the Company’s share of amounts outstanding under the Equipment Facility, measured at amortized cost, was $31.1 million (2022 – $9.6 million), of which $3.9 million (2022 – $1.1 million) is included in other current liabilities and $27.2 million (2022 – $8.5 million) is included in other non-current liabilities. The carrying amount at December 31, 2023 is net of $0.5 million (2022 – $1.0 million) of deferred financing costs.
At December 31, 2023, there was $34.7 million (2022 – $72.5 million) available to Greenstone under the Equipment Facility on a 100% basis.